Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 34,134	$ 38,698
Accumulated amortization	11,827	10,778
Net book value	22,307	27,920
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	16,964	18,425
Accumulated amortization	4,094	3,445
Net book value	12,870	14,980
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,862	6,449
Accumulated amortization	2,663	3,142
Net book value	2,199	3,307
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	12,025	13,762
Accumulated amortization	4,952	4,163
Net book value	7,073	9,599
Other intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	283	62
Accumulated amortization	118	28
Net book value	$ 165	$ 34